Equity - issued capital (Tables)	6 Months Ended
Dec. 31, 2025
Equity - issued capital [Abstract]
Issued Capital
	31-Dec-25	30-Jun-25	31-Dec-25	30-Jun-25
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	2,674,633,957	2,608,172,516	309,498	302,651

Movement in Ordinary Share Capital
Movements in ordinary share capital

Details	Shares	$'000

Balance as at 1 July 2024	2,325,614,708	281,671
Capital raise	252,500,000	16,412
Share issue costs from capital raise	-	(618)
Performance rights vested [1]	30,057,808	5,186

Balance at year ended 30 June 2025	2,608,172,516	302,651
Share issue from capital raise	33,550,000	2,176
Share issue costs from capital raise	-	(99)
Performance rights vested [1]	32,911,441	4,770

Balance at period ended 31 December 2025	2,674,633,957	309,498

(1)	Ordinary shares issued to employees upon vesting of performance rights